Document And Entity Information	Oct. 22, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 22, 2025
Entity Registrant Name	CCC Intelligent Solutions Holdings Inc.
Entity Central Index Key	0001818201
Entity Emerging Growth Company	false
Entity File Number	001-39447
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1546280
Entity Address, Address Line One	167 N. Green Street, 9th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(800)
Local Phone Number	621-8070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CCC
Security Exchange Name	NASDAQ
Amendment Description